Consolidated statements of changes in equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends paid, ordinary shares per share (in EUR per share)	€ 3.33	€ 3.20	€ 3.15